Short-Term Debt	12 Months Ended
Dec. 31, 2024
Short-Term Debt [Abstract]
Short-Term Debt
24. SHORT-TERM DEBT
Emera’s short-term borrowings consist of commercial

paper issuances, advances on revolving and non-
revolving credit facilities and short-term notes. Short-term debt and the related weighted-average interest
rates as at December 31 consisted of the following:
millions of dollars

2024
Weighted
average

interest rate 2023
Weighted
average

interest rate
Florida Electric Utility
Advances on revolving credit facilities $

915 4.77% $

277 5.68%
Gas Utilities and Infrastructure
PGS – Advances on revolving credit facilities

199 5.36%

73 6.36%
NMGC – Advances on revolving credit facilities

46 5.52%

25 6.46%
Other Electric Utilities
GBPC – Advances on revolving credit facilities

19 7.20%

8 5.54%
Other
TECO Finance – Advances on revolving credit and term facilities

265 5.53%

245 6.54%
Emera – Bank indebtedness

2 - %

9 - %
Emera – Non-revolving term facilities -

- %

796 6.07%
$

1,446 $

1,433
Adjustment
Classification as liabilities held for sale
(1)
(46) -

Short-term debt $

1,400 $

1,433
(1) On August 5, 2024, Emera announced an agreement

to sell NMGC. As at December 31, 2024,

NMGC's liabilities were classified
as held for sale. For further details on the pending

transaction, refer to note 4.
The Company’s total short-term unsecured revolving

and non-revolving credit facilities, outstanding
borrowings and available capacity as at December 31 were

as follows:

millions of dollars Maturity 2024 2023
TEC – committed revolving credit facility 2028 $

1,151 $

401
TECO Finance – committed revolving credit facility 2028

576

529
PGS – revolving credit facility 2028

360

331
NMGC – revolving credit facility 2026

180

165
Emera – non-revolving term facility 2024 -

400
Emera – non-revolving term facility 2024 -

400
TEC – revolving facility 2024 -

265
TEC – revolving facility 2024 -

265
Other – committed revolving credit facilities Various

35

17
Total $

2,302 $

2,773
Less:
Advances under revolving credit and term facilities

1,400

1,433
Letters of credit issued within the credit facilities

4

3
Total

advances under available facilities

1,404

1,436
Available capacity under existing agreements $

898 $

1,337
The weighted average interest rate on outstanding short-term debt at December 31, 2024 was
5.05

per
cent (2023 – 5.95

per cent).
Recent Significant Financing Activity by Segment
Florida Electric Utilities
On April 1, 2024, TEC amended its $ 800

million USD unsecured committed revolving credit facility

to
extend the maturity date from December 17, 2026

to
December 1, 2028 . There were no other changes in
commercial terms from the prior agreement.
Other
On June 24, 2024, Emera repaid its $ 400

million unsecured non-revolving term facility set to mature in
August 2024.
On June 17, 2024, Emera repaid $ 200

million on the December 2024 unsecured non-revolving

term
facility, decreasing

the facility from $
400

million to $
200

million. In December 2024, Emera repaid the
$ 200

million upon maturity.
On April 1, 2024, TECO Finance amended its $ 400

million USD unsecured committed revolving credit
facility to extend the maturity date from December 17, 2026

to
December 1, 2028 . There were no other
changes in commercial terms from the prior agreement.